WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Heritage Money Market FundSM

Administrator Class

Supplement dated March 1, 2006, to the Prospectus dated August 1, 2005, as previously supplemented December 12, 2005.

This supplement contains important information about the Fund referenced above.

Effective March 1, 2006, the information contained herein as it relates to the Fund has been superseded by updated information contained in a new prospectus dated March 1, 2006. Please refer to the March 1, 2006 prospectus for updated information on the Administrator Class shares of the Heritage Money Market Fund.

The following information was contained within the December 12, 2005, supplement and is included herewith for your convenience.

The annualized return information in the below table replaces the annualized return information, as it relates to the Fund, disclosed on page 9 of the Prospectus.

Average annual total returns for the period ended 12/31/04	1 year	5 years	Life of Fund
Administrator Class (Incept. 6/29/95)[1]	1.04%	2.71%	4.03%
iMoneyNet First Tier Institutional Money Fund Average	1.03%	2.87%	4.71%
[1]	Performance shown reflects the performance of the Investor Class shares of the predecessor Strong Heritage Money Fund.

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WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Heritage Money Market FundSM

Wells Fargo Advantage National Tax-Free Money Market Fund

Wells Fargo Advantage Prime Investment Money Market Fund

Institutional Class

Supplement dated March 1, 2006, to the Prospectus dated August 1, 2005, as previously supplemented December 12, 2005.

This supplement contains important information about the Fund referenced below.

Heritage Money Market Fund

Effective March 1, 2006, the information contained herein as it relates to the Fund has been superseded by updated information contained in a new prospectus dated March 1, 2006. Please refer to the March 1, 2006, prospectus for updated information on the Institutional Class shares of the Heritage Money Market Fund.

The following information was contained within the December 12, 2005, supplement and is included herewith for your convenience.

The annualized return information in the below tables replaces the annualized return information, as it relates to each Fund.

Heritage Money Market Fund

The information below replaces the information on page 9 of the Prospectus:

Average annual total returns for the period ended 12/31/04	1 year	5 years	Life of Fund
Institutional Class (Incept. 3/31/00)[1]	1.27%	2.92%	4.15%
iMoneyNet First Tier Institutional Money Fund Average	1.03%	2.87%	4.71%
[1]	Performance shown reflects the performance of the Institutional Class shares of the predecessor Strong Heritage Money Fund. Performance shown for the periods prior to the inception of this Class reflects the performance of the Investor Class shares of the predecessor fund, which incepted June 29, 1995.

National Tax-Free Money Market Fund

The information below replaces the information on page 10 of the Prospectus:

Average annual total returns for the period ended 12/31/04	1 year	5 years	10 years
Institutional Class (Incept. 11/8/99)[1]	1.05%	1.98%	2.64%
iMoneyNet Tax-Free National Institutional Money Fund Average	0.86%	1.92%	2.91%
[1]	Performance shown prior to the inception of this Class reflects the performance of the Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares. The Service Class shares incepted on August 3, 1993.

Prime Investment Money Market Fund

The information below replaces the information on page 11 of the Prospectus:

Average annual total returns for the period ended 12/31/04	1 year	5 years	Life of Fund
Institutional Class (Incept. 7/28/03)[1]	1.22%	2.62%	3.10%
iMoneyNet First Tier Institutional Money Fund Average	1.03%	2.87%	3.50%
[1]	Performance shown prior to the inception of this Class reflects the performance of the Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares. The Service Class shares incepted on September 2, 1998.

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WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Municipal Money Market Fund

Investor Class

Supplement dated March 1, 2006, to the Prospectus dated August 1, 2005.

This supplement contains important information about the Fund referenced above.

Effective March 1, 2006, the information contained herein as it relates to the Fund has been superseded by updated information contained in a new prospectus dated March 1, 2006. Please refer to the March 1, 2006 prospectus for updated information on the Investor Class shares of the Municipal Money Market Fund.

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Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage California Tax-Free Money Market Fund

Wells Fargo Advantage California Tax-Free Money Market Trust

Wells Fargo Advantage Cash Investment Money Market Fund

Wells Fargo Advantage Government Money Market Fund

Wells Fargo Advantage Heritage Money Market FundSM

Wells Fargo Advantage Liquidity Reserve Money Market Fund

Wells Fargo Advantage Minnesota Money Market Fund

Wells Fargo Advantage Money Market Fund

Wells Fargo Advantage Money Market Trust

Wells Fargo Advantage Municipal Money Market Fund

Wells Fargo Advantage National Tax-Free Money Market Fund

Wells Fargo Advantage National Tax-Free Money Market Trust

Wells Fargo Advantage Overland Express Sweep FundSM

Wells Fargo Advantage Prime Investment Money Market Fund

Wells Fargo Advantage Treasury Plus Money Market Fund

Wells Fargo Advantage 100% Treasury Money Market Fund

Supplement dated March 1, 2006, to the Statement of Additional Information dated August 1, 2005, as previously supplemented February 24, 2006, February 1, 2006, January 3, 2006, and August 19, 2005.

This supplement contains important information about the Funds referenced below (collectively the “Funds”, individually a “Fund”).

Heritage Money Market and Municipal Money Market Funds

Effective March 1, 2006, the information contained herein, as it relates to the Funds, has been superseded by updated information contained in a new statement of additional information dated March 1, 2006. Please refer to the March 1, 2006, statement of additional information for updated information on the Funds.

The following information was contained within the February 24, 2006, supplement and is included herewith for your convenience.

All Funds

On February 8, 2006, the Board of Trustees (the “Board”) approved revisions to the Proxy Voting Policies and Procedures (the “Procedures”). The revised Procedures, which can be found below, are effective immediately.

Proxy Voting Policies and Procedures

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

The Procedures set forth Funds Management’s general position on various proposals, such as:

•	Routine Items—Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance—Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•	Anti-Takeover Matters—Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings—Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

•	Shareholder Rights—Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available annually on the SEC’s website at http://www.sec.gov.

All Funds

On February 8, 2006, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which can be found below, are effective immediately and replace the Policies previously disclosed in the January 3, 2006, and August 19, 2005, supplements.

Policies and Procedures for Disclosure of Fund Portfolio Holdings

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.	Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.	Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.	A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.	Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability\demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.	Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.	Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.	Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.	Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.	External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C.to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.	Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

The following information was contained within the February 1, 2006, supplement and is included herewith for your convenience.

All Funds Offering Class A Shares

On November 8, 2005, the Board of Trustees (the “Board”) approved revisions to a sales charge waiver category for Class A shares of the Funds. One of the sales load waiver categories described in the Prospectus, under the “Reductions and Waivers of Sales Charges” section, is as follows:

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 60 days prior to your reinvestment.

Effective February 1, 2006, this sales load waiver category is limited to assets from a distribution that previously was invested in Wells Fargo Advantage Funds or Wells Fargo Collective Investment Funds. As a result of this change, the following paragraph is added under the “Additional Purchase and Redemption Information” section beginning on page 33 of the Statement of Additional Information (“SAI”):

Reduced Sales Charges for Class A Shares. You may reinvest into a Wells Fargo Advantage Fund with no sales charge the portion of assets from a distribution that previously was invested in Wells Fargo Advantage Funds and Wells Fargo Collective Investment Funds provided that the distribution is from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee and the distribution occurred within the 60 days prior to your reinvestment.

The following information was contained within the January 3, 2006, supplement and is included herewith for your convenience.

All Funds

On November 8, 2005, the Board of Trustees (the “Board”) approved the addition of Olivia Mitchell to the Board as an independent Trustee, effective January 1, 2006. The resulting changes, as they relate to the addition of Olivia Mitchell as an independent Trustee, under the “Trustees and Officers” section beginning on page 18 of the Statement of Additional Information (“SAI”) are as follows:

Name, Age and Address	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Olivia Mitchell, 52	Trustee, since 2006	Professor of Insurance and Risk Management,
Wharton School, University of Pennsylvania.
Director of the Boettner Center on Pensions
and Retirement Research. Research Associate
and Board member, Penn Aging Research
Center. Research Associate, National Bureau
		of Economic Research.	N/A

All Funds, except the California Tax-Free Money Market, Money Market and National Tax-Free Money Market Trusts

On November 8, 2005, the Board approved certain sub-advisory rate changes effective January 1, 2006. The resulting changes, as they relate to the Funds, under the “Investment Sub-Advisers” section beginning on page 24 of the SAI are as follows:

Fund	Sub-Adviser	Net Assets	Fee

California Tax-Free Money Market Fund

Cash Investment Money Market Fund

Government Money Market Fund

Heritage Money Market Fund

Liquidity Reserve Money Market Fund

Minnesota Money Market Fund

Money Market Fund

Municipal Money Market Fund

National Tax-Free Money Market Fund

Overland Express Sweep Fund

Prime Investment Money Market Fund

Treasury Plus Money Market Fund

100% Treasury Money Market Fund

	Wells Capital Management	$0—1B $1—3B $3—6B >$6B	0.05% 0.03% 0.02% 0.01%

The following information was contained within the August 19, 2005, supplement and is included herewith for your convenience.

Money Market and Municipal Money Market Funds

Effective on or about August 29, 2005, an eligible investor (as defined below) may purchase Investor Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

•	Current and retired employees, directors/trustees and officers of: (i) Wells Fargo Advantage Funds including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and

•	Family members of any of the above.

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